SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of changes in the Company’s non-cash working capital items relating to operating activities

The changes in the Company’s non-cash working capital items relating to operating activities for the years indicated below are as follows:

For the years ended December 31,	2025	2024
	$	$
Changes in other receivables and prepaid expenses	(4,001,666)	(120,851)
Changes in accounts payable and accrued liabilities	11,281,645	395,741
Changes in due to related parties	-	(90,827)
CHANGE IN NON-CASH WORKING CAPITAL	7,279,979	184,063